Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Principles [Abstract]
Basis of Presentation

Basis of Presentation

Our accompanying condensed consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States (“US GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commissions (the “SEC”) for interim financial reporting. The condensed consolidated financial statements are unaudited, and in management’s opinion, include all adjustments, including normal recurring adjustments and accruals necessary for a fair presentation of the results for the interim periods presented. US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of income and expenses during the reported periods. Operating results are not necessarily indicative of the results that may be expected for the full fiscal year ending December 31, 2025, or any future period. There have been no material changes in our significant accounting policies as described in our audited annual consolidated financial statements for the year ended December 31, 2024.

Certain reclassifications have been made to prior period amounts to conform to the current period’s presentation. The impact of these reclassifications is immaterial to the presentation of the unaudited condensed consolidated financial statements taken as a whole and had no impact on previously reported net loss.

Basis of Consolidation

Basis of Consolidation

Our condensed consolidated financial statements include the financial statements of Webull Corporation and all its subsidiaries. All intercompany balances and transactions have been eliminated.

Segment Reporting

Segment Reporting

We operate as a single reportable segment. This determination is based upon the financial information reviewed by our Chief Operating Decision Maker (“CODM”). Our CODM is our management committee, which is comprised of the Company’s Chief Executive Officer, President and Chief Financial Officer who collectively assess the performance of the Company and allocate resources across the Company. The internal reporting used collectively by the management committee is presented on a consolidated basis. The accounting policies of the segment are the same as those described in Note 2 to our annual consolidated financial statements. The CODM evaluates the Company’s performance and allocates resources based upon consolidated business metrics, including not limited to registered users, funded accounts, equity notional volume and option contract volume, and financial metrics, which include consolidated revenue, adjusted operating income, adjusted net income and condensed consolidated total assets. Certain information provided to the CODM presents operating expenses on a different basis than that presented in the consolidated statements of operations and comprehensive loss. The operating expenses reviewed by the CODM are presented with share-based compensation excluded. See Note 21 – Segment Reporting for the presentation of segment revenues and operating expenses provided to the CODM for the three and six months ended June 30, 2025 and 2024.

Credit Risk

Concentrations

Concentrations of Revenue

Of the counterparties with whom we conducted business during the six months ended June 30, 2025, we had four counterparties who each made up 10% or more of our revenues. Their revenue percentages were 17.7%, 16.3%, 11.3%, and 10.6%.

Of the counterparties with whom we conducted business during the six months ended June 30, 2024, we had three counterparties who each made up 10% or more of our revenues. Their revenue percentages were approximately 29%, 19% and 14%.

Concentration of Receivables

As of June 30, 2025, we had two counterparties with current, outstanding receivable balances exceeding 10% of our receivables from brokers, dealers, and clearing organization. The counterparty’s receivables represent 78.1% and 10.1%, respectively, of such receivables.

As of December 31, 2024, we had one counterparty with current, outstanding receivable balances exceeding 10% of our receivables from brokers, dealers, and clearing organization. The counterparty’s receivables represent 85% of such receivables.

Execution and Clearing

In the US, we utilize a single third-party clearing broker for the security transactions of our platform users. In the event our clearing broker does not fulfill its obligation we may be exposed to adverse risks.

Foreign Currency Risk

Foreign Currency Risk

Our condensed consolidated financial statements are prepared using the US dollar as our reporting currency. Our non-US subsidiaries operating around the world primarily use the currency of their country of domicile as their functional currency. Each of our non-US subsidiaries’ financial statements is first prepared in its functional currency and then translated into our reporting currency. Changes in foreign exchange rates between the US dollar and the functional currencies of our non-US subsidiaries may result in material foreign currency translation gains and/or losses that are accounted for as an item of other comprehensive income (loss) within our condensed consolidated statements of operations and other comprehensive loss.

We also enter into transactions that result in monetary assets and liabilities that are denominated in a foreign currency. These transactions are remeasured each reporting period and may result in material foreign currency exchange gains and/or losses depending on changes in the applicable foreign exchange rate.

Our cash accounts at financial institutions are mainly held in U.S. dollar denominated accounts to limit foreign currency risk. As of June 30, 2025 and December 31, 2024, 91% and 90%, respectively, of our total cash balances were held in US dollar denominated accounts.

Contra revenue

Contra Revenue

We offer marketing promotions to our platform users that are intended to increase the amount of platform users’ assets on our platform by incentivizing platform users to deposit more cash or transfer securities from other third-party brokerages into their Webull brokerage account in return for a promotional payment in cash or free shares. For our platform users who have been determined to be customers under ASC 606, we account for these promotional payments as a reduction in revenue. For the three months ended June 30, 2025 and 2024, we recorded $5,087,904 and $734,916, respectively, of promotional payments as a reduction in revenue. For the six months ended June 30, 2025 and 2024, we recorded $7,912,560 and $1,812,200, respectively, of promotional payments as a reduction in revenue.